SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	1 Months Ended					12 Months Ended
	Apr. 28, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 18, 2015 USD ($)	Mar. 03, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 18, 2015 CNY (¥)	Mar. 03, 2015 CNY (¥)	Dec. 13, 2013 USD ($)	Dec. 13, 2013 CNY (¥)
Accounting Policies [Line Items]
Accounts Receivables, Prior Considered Past Due						1 year
Allowance for Doubtful Accounts Receivable, Current		$ 8,913,180				$ 8,913,180	$ 12,538,651	$ 935,865
Advances to Suppliers		$ 598,095				$ 598,095	1,603,566
Value Added Tax Payable, Percentage		17.00%				17.00%
Product Warranty Accrual, Current		$ 11,708				$ 11,708	134,220
Additional Amount Contributed By Shareholders											$ 327,400
Voting Ownership Interest Percentage		50.00%				50.00%
Impairment of Long-Lived Assets Held-for-use						$ (1,050,869)	(1,977,848)
Deferred Tax Assets, Valuation Allowance, Current		$ 605,837				605,837	407,539	0
Proceeds from Related Party Debt						3,867,859	0	0
Repayments of Related Party Debt						1,603,590	0	$ 0
Line Of Credit, Current		1,541,000				$ 1,541,000	$ 2,440,500
Line Of Credit Facility, Interest Rate During Period						7.20%	7.50%	6.30%
Scenario, Forecast [Member]
Accounting Policies [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 1.80
Share Price | $ / shares	$ 1.33
Stock Issued During Period, Shares, New Issues | shares	620,414
Chief Executive Officer [Member]
Accounting Policies [Line Items]
Proceeds from Related Party Debt		3,120,000	¥ 20,000,000
Repayments of Related Party Debt		1,543,000	¥ 10,000,000
Subsequent Event [Member]
Accounting Policies [Line Items]
Number Of Shares Agreed To Issue Under Agreement | shares	11,111,111
Value Of Shares Agreed To Issue Under Agreement	$ 20,000,000
Premium Percentage On Closing Price	35.00%
Continuing Operations [Member]
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable, Current		80,163				$ 80,163	$ 74,476
Advances to Suppliers		96,496				96,496	326,098
Inventory Valuation Reserves		34,089				34,089	35,992
Product Warranty Accrual, Current		8,174				8,174	47,046
Product Warranty Expense						12,274	2,728	$ 25,447
Research and Development Expense, Total						1,918,446	100,199	484,770
Discontinued Operations [Member]
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable, Current		(8,833,017)				(8,833,017)	(12,464,175)
Advances to Suppliers		4,157,647				4,157,647	8,571,652
Inventory Valuation Reserves		967,363				967,363	1,065,196
Product Warranty Accrual, Current		3,534				3,534	87,174
Product Warranty Expense						5,118	14,268	32,515
Research and Development Expense, Total						580,216	515,135	$ 0
Impairment of Intangible Assets, Finite-lived						1,495,353.07	1,578,806
Impairment of Long-Lived Assets Held-for-use						1,050,869	1,977,848
Other Receivables [Member] | Continuing Operations [Member]
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable, Current		622,673				622,673	625,935
Other Receivables [Member] | Discontinued Operations [Member]
Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable, Current		$ 1,701,264				$ 1,701,264	$ 1,797,835
BTL [Member]
Accounting Policies [Line Items]
Additional Amount Contributed By Shareholders | ¥												¥ 2,000,000
Nanjing Bank Company Limited [Member]
Accounting Policies [Line Items]
Line Of Credit, Current				$ 1,541,000	$ 2,405,385				¥ 10,000,000	¥ 15,000,000
Line Of Credit Facility, Interest Rate During Period				7.20%	7.811%
Line Of Credit Facility, Expiration Date				Dec. 18, 2016	Mar. 03, 2016
Minimum [Member]
Accounting Policies [Line Items]
Accounts Receivable Term						60 days
Maximum [Member]
Accounting Policies [Line Items]
Accounts Receivable Term						180 days